Condensed consolidated statements of profit or loss and other comprehensive income (Unaudited) € in Thousands	9 Months Ended
	Sep. 30, 2022 EUR (€)	Sep. 30, 2022 $ / shares	Sep. 30, 2021 EUR (€)	Sep. 30, 2021 $ / shares
Profit or loss [abstract]
Revenue
Cost of sales	(1,172)
Gross loss	(1,172)
Operating expenses
Administration expenses	(11,572)		(4,920)
Share-based payment expense	(2,633)		(14,688)
Onerous contract provision	(709)
Operating loss	(16,086)		(19,608)
Net finance income
Finance income	600		2,143
Finance costs	(51)
Fair value movement on derivatives	5,535		15,883
Net finance income	6,084		18,026
Share of losses of equity-accounted investees	(522)
Loss before tax	(10,524)		(1,582)
Income tax expense	(34)
Total comprehensive loss	€ (10,558)		€ (1,582)
Basic and diluted (loss) per share | $ / shares		$ (0.80)		$ (0.12)